UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23725

Valkyrie ETF Trust II
(Exact name of registrant as specified in charter)

320 Seven Springs Way, Suite 250
Nashville, TN 37027
(Address of principal executive offices) (Zip code)
Corporation Service Company
251 Little Falls Drive
Wilmington, DE 19808
(Name and address of agent for service)

(202) 854-1343
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

Valkyrie ETF Trust II

Valkyrie Bitcoin Strategy ETF (BTF)
Valkyrie Balance Sheet Opportunities ETF (VBB)
Valkyrie Bitcoin Miners ETF (WGMI)

Semi-Annual Report
March 31, 2022

Valkyrie ETF TRUST II

TABLE OF CONTENTS

Shareholder Letter	2
Expense Example	3
Portfolio Holdings Allocation	5
Schedules of Investments	6
Statements of Assets and Liabilities	12
Statements of Operations	14
Statements of Changes	16
Financial Highlights	19
Notes to Financial Statements	22
Notice to Shareholders	43
Approval of Investment Management Agreement and Investment Sub-Advisory Agreement	44

March 31, 2022

Dear Shareholder,

Early last year, Valkyrie embarked on a mission to create products that provided exposure to the ever-changing world of the digital asset ecosystem. We wanted to look ahead on forward thinking concepts that could capture the excitement of development across the colorful spectrum of the blockchain economy. Early blockchain solutions in finance, healthcare, insurance, and even politics pushed markets toward accessibility and efficiency for both consumers and providers. Blockchain technology provided the platform for a digital idea to become a reality, and we believe will continue to do so in the future.

As a result of determined teamwork and dedication, Valkyrie launched a suite of products providing access to an ever-expanding sector of blockchain technology. Digital asset focused exchange traded funds offer investors the opportunity to gain exposure to Bitcoin and the digital asset ecosystem.

Valkyrie takes on the challenge to dig deep into the blockchain economy and find new ideas that may change the digital world. The synergy between seasoned crypto natives and traditional finance professionals have pushed us to build innovative products that seek to provide exposure to this emerging asset class. To look ahead is simple, but it’s the vision that takes you there.

Onward,

Bill Cannon
Head of Portfolio Management, Valkyrie Funds LLC

Valkyrie ETF Trust II
Expense Example
For the Period Ended March 31, 2022 (Unaudited)

EXPENSE EXAMPLE
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period indicated below.

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as redemption fees, or exchange fees. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Valkyrie ETF Trust II
Expense Example
For the Period Ended March 31, 2022 (Unaudited) (Continued)

		Beginning	Ending	Expenses Paid	Expense Ratio	Total Return
		Account Value	Account Value	During Period (2)	During Period	During Period
		10/21/2021 (1)	3/31/22	10/21/21 - 3/31/22	10/21/21 - 3/31/22	10/21/21 - 3/31/22

Valkyrie Bitcoin Strategy ETF
	Actual	$1,000.00	$709.00	$3.60	0.95%	-29.10%
	Hypothetical (5% return before expenses)	$1,000.00	$1,017.98	$4.25	0.95%	2.22%

(1)	Inception date of the Fund.
(2)	The expenses are equal to the expense ratio multiplied by the average account value over the period, multipled by 162/365 days
(to reflect the initial period of operations of the Fund). The ending account values in the table are based on the actual total return of the shares of the Fund.

		Beginning	Ending	Expenses Paid	Expense Ratio	Total Return
		Account Value	Account Value	During Period (2)	During Period	During Period
		12/14/2021 (1)	3/31/22	12/14/21 - 3/31/22	12/14/21 - 3/31/22	12/14/21 - 3/31/22
Valkyrie Balance Sheet Opportunities ETF
	Actual	$1,000.00	$847.10	$2.05	0.75%	-15.29%
	Hypothetical (5% return before expenses)	$1,000.00	$1,012.58	$2.23	0.75%	1.48%

(1)	Inception date of the Fund.
(2)	The expenses are equal to the expense ratio multiplied by the average account value over the period, multipled by 108/365 days
(to reflect the initial period of operations of the Fund). The ending account values in the table are based on the actual total return of the shares of the Fund.

		Beginning	Ending	Expenses Paid	Expense Ratio	Total Return
		Account Value	Account Value	During Period (2)	During Period	During Period
		2/7/22 (1)	3/31/22	2/7/22 - 3/31/22	2/7/22 - 3/31/22	2/7/22 - 3/31/22
Valkyrie Bitcoin Miners ETF
	Actual	$1,000.00	$970.40	$1.07	0.75%	-2.96%
	Hypothetical (5% return before expenses)	$1,000.00	$1,006.17	$1.09	0.75%	0.73%

(1)	Inception date of the Fund.
(2)	The expenses are equal to the expense ratio multiplied by the average account value over the period, multipled by 53/365 days
(to reflect the initial period of operations of the Fund). The ending account values in the table are based on the actual total return of the shares of the Fund.

PORTFOLIO HOLDINGS ALLOCATION (as a % of total net assets)
March 31, 2022 (Unaudited)

Valkyrie Bitcoin Strategy ETF

U.S. Treasury Bills	38.9%
Other Assets in Excess of Liabilities	61.1%
Total Net Assets	100.0%

Valkryie Balance Sheet Opportunities ETF

Administrative Support and Waste Management	21.8%
Finance and Insurance	22.9%
Information	36.4%
Manufacturing	11.3%
Professional, Scientific, and Technical Services	4.2%
Retail Trade	3.4%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

Valkryie Bitcoin Miners ETF

Administrative Support and Waste Management	14.1%
Construction	12.2%
Information	11.3%
Manufacturing	17.2%
Mining, Quarrying, and Oil and Gas Extraction	16.9%
Professional, Scientific, and Technical Services	20.2%
Real Estate and Rental & Leasing	3.8%
Utilities	4.3%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

Valkyrie Bitcoin Strategy ETF
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
	PAR	Value
U.S. TREASURY BILLS: 38.86%
United States Treasury Bill, 0.056%, 4/21/22 (a)	$17,600,000	$17,598,754
United States Treasury Bill, 0.060%, 5/12/22 (a)	1,000,000	999,772
TOTAL U.S. TREASURY BILLS (Cost $18,599,388)		18,598,526

Total Investments in Securities (Cost $18,599,388): 38.86%		18,598,526
Other Assets in Excess of Liabilities: 61.14% (b)		29,257,164
TOTAL NET ASSETS: 100.00%		$47,855,690

(a)	The rate quoted is the annualized discount rate as of March 31, 2022.
(b)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At March 31, 2022, the value of these assets totals $17,417,411.

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin Strategy ETF
Consolidated Schedule of Open Futures Contracts
March 31, 2022 (Unaudited)

The following futures contracts of the Fund's wholly-owned subsidiary were open at March 31, 2022:

Value
Description	Number of Contracts Purchased	Settlement Month-Year	Current Notional Amount	Notional Amount At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
CME Bitcoin Futures	209	Apr-22	$47,793,048	$46,680,728	$1,805,647	$(693,327)

Valkyrie Balance Sheet Opportunities ETF
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS: 99.98%
Administrative and Support Services: 21.77%
Banxa Holdings, Inc. (a)(b)	14,593	$30,937
Coinbase Global, Inc. - Class A (a)	479	90,943
Mastercard, Inc. - Class A	61	21,800
Metromile, Inc. (a)	16,926	22,342
NU Holdings, Ltd. - Class A (a)	2,665	20,574
PayPal Holdings, Inc. (a)	183	21,164
Visa, Inc. - Class A	97	21,512
		229,272
Credit Intermediation and Related Activities: 9.92%
Bank Of America Corp.	506	20,857
Bank of New York Mellon Corp.	418	20,745
Silvergate Capital Corp. - Class A (a)	141	21,231
State Street Corp.	237	20,648
Wells Fargo & Co.	433	20,983
		104,464
Data Processing Hosting and Related Services: 3.44%
Phunware, Inc. (a)	13,042	36,257

Non-Store Retailers: 6.62%
MercadoLibre, Inc. (a)	28	33,305
Overstock.com, Inc. (a)	826	36,348
		69,653
Professional, Scientific, and Technical Services: 4.18%
Globant S.A. - ADR (a)	168	44,028
Publishing Industries (except Internet): 32.93%
Block, Inc. (a)	802	108,751
BTCS, Inc. (a)	11,145	46,586
MicroStrategy, Inc. - Class A (a)	328	159,513
Nexon Co., Ltd. - ADR	1,329	31,830
		346,680
Securities, Commodity Contracts, and Other Financial Investments: 9.86%
BlackRock, Inc.	52	39,737
Mogo, Inc. - ADR (a)	15,118	43,993
Robinhood Markets, Inc. - Class A (a)	1,487	20,089
		103,819

Transportation Equipment Manufacturing: 11.26%
Tesla, Inc. (a)	110	118,536
TOTAL COMMON STOCKS (Cost $1,138,010)		1,052,709

Total Investments in Securities (Cost $1,138,010): 99.98%		1,052,709
Other Assets in Excess of Liabilities: 0.02%		252
TOTAL NET ASSETS: 100.00%		$1,052,961

ADR	American Depository Receipt
PLC	Public Limited Company
S.A.	Société Anonyme
(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin Miners ETF
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS: 99.95%
Administrative and Support Services: 14.05%
Bit Digital, Inc. (a)(b)	74,997	$269,989
Bitfarms, Ltd. (a)(b)	176,559	662,097
Canada Computational Unlimited Corp. (a)(b)	106,500	49,410
		981,496
Computer and Electronic Product Manufacturing: 14.33%
Advanced Micro Devices, Inc. (a)	2,038	222,835
NVIDIA Corp.	1,047	285,684
Samsung Electronics Co., Ltd. - GDR	192	272,448
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	2,110	219,989
		1,000,956
Data Processing Hosting and Related Services: 11.28%
Cipher Mining, Inc. (a)	73,903	269,007
Core Scientific, Inc. (a)	14,481	119,179
Greenridge Generation Holdings, Inc. (a)	22,697	195,194
Hut 8 Mining Corp. (a)(b)	37,089	204,731
		788,111
Lessors of Non-Financial Intangible Assets: 3.84%
Marathon Digital Holdings, Inc. (a)	9,591	268,068

Machinery Manufacturing: 2.85%
TeraWulf, Inc. (a)	23,760	199,584
Professional, Scientific, and Technical Services: 20.23%
Argo Blockchain PLC - ADR (a)	66,506	655,749
Riot Blockchain, Inc. (a)	13,020	275,633
Stronghold Digital Mining, Inc. - Class A (a)	82,364	481,830
		1,413,212

Specialty Trade Contractors: 12.21%
CleanSpark, Inc. (a)	68,992	853,431
Support Activities for Mining: 16.89%
Digihost Technology, Inc. (a)(b)	80,395	268,519
DMG Blockchain Solutions, Inc. (a)(b)	522,300	288,275
HIVE Blockchain Technologies, Ltd. (a)(b)	292,567	623,168
		1,179,962

Utilities: 4.27%
Iris Energy, Ltd. (a)(b)	19,027	298,153
TOTAL COMMON STOCKS (Cost $7,854,242)		6,982,973

Total Investments in Securities (Cost $7,854,242): 99.95%		6,982,973
Other Assets in Excess of Liabilities: 0.05%		3,341
TOTAL NET ASSETS: 100.00%		$6,986,314

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

VALKYRIE ETF TRUST II
Consolidated Statement of Assets and Liabilities
March 31, 2022 (Unaudited)

VALKYRIE
BITCOIN
STRATEGY
ETF
ASSETS:
Investments in securities, at value (cost $18,599,388)	$18,598,526
Cash	11,875,737
Deposits with broker for derivative instruments	18,990,109
Total assets	49,464,372

LIABILITIES:
Payables:
Payable for variation margin on futures contracts	1,572,725
Management fees	35,957
Total liabilities	1,608,682

NET ASSETS	$47,855,690

NET ASSETS CONSIST OF:
Paid-in capital	$64,526,843
Total distributable deficit	(16,671,153)
Net assets	$47,855,690

CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$47,855,690
Shares outstanding (unlimited number of shares authorized, no par value)	2,700,000
Net asset value per share	$17.72

The accompanying notes are an integral part of these financial statements.

VALKYRIE ETF TRUST II
Statements of Assets and Liabilities
March 31, 2022 (Unaudited)

	VALKYRIE	VALKYRIE
	BALANCE SHEET	BITCOIN
	OPPORTUNITIES	MINERS
	ETF	ETF
ASSETS:
Investments in securities, at value (cost $1,138,010 and $7,854,242, respectively)	$1,052,709	$6,982,973

Cash	2,645	2,580
Receivables:
Securities sold	197,228	1,150,233
Fund shares sold	539,263	-
Dividends	135	893
Return of Capital	341	-
Total assets	1,792,321	8,136,679

LIABILITIES:
Payables:
Securities purchased	739,053	484,612
Fund shares redeemed	-	661,353
Management fees	307	4,400
Total liabilities	739,360	1,150,365

NET ASSETS	$1,052,961	$6,986,314

NET ASSETS CONSIST OF:
Paid-in capital	$1,160,762	$7,741,550
Total distributable deficit	(107,801)	(755,236)
Net assets	$1,052,961	$6,986,314

CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$1,052,961	$6,986,314
Shares outstanding (unlimited number of shares authorized, no par value)	50,000	275,000
Net asset value per share	$21.06	$25.40

The accompanying notes are an integral part of these financial statements.

VALKYRIE ETF TRUST II
Consolidated Statement of Operations
For the period ended March 31, 2022 (Unaudited)

VALKYRIE
BITCOIN
STRATEGY
ETF*
INVESTMENT INCOME:
Interest	$5,161
Total investment income	5,161

EXPENSES:
Management fees	191,856
Total expenses	191,856
NET INVESTMENT LOSS	(186,695)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain/(loss) on transactions from:
Investments	(980)
Futures contracts	(17,594,936)
Net change in unrealized appreciation/(depreciation) on:
Investments	(862)
Futures contracts	1,112,320
Net loss on investments and futures contracts	(16,484,458)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,671,153)

*Commenced operations on October 21, 2021.

The accompanying notes are an integral part of these financial statements.

VALKYRIE ETF TRUST II
Statements of Operations
For the period ended March 31, 2022 (Unaudited)

	VALKYRIE	VALKYRIE
	BALANCE SHEET	BITCOIN
	OPPORTUNITIES	MINERS
	ETF*	ETF**
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $0 and $234, respectively)	$300	$926
Total investment income	300	926

EXPENSES:
Management fees	1,132	6,755
Total expenses	1,132	6,755
NET INVESTMENT LOSS	(832)	(5,829)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on transactions from investments	(21,668)	121,930
Net change in unrealized depreciation on investments	(85,301)	(871,337)
Net loss on investments	(106,969)	(749,407)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(107,801)	$(755,236)

*Commenced operations on December 14, 2021.
**Commenced operations on February 7, 2022.

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin Strategy ETF
Consolidated Statement of Changes in Net Assets (Unaudited)

For the period
October 21, 2021(1)
through
March 31, 2022

INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(186,695)
Net realized loss from:
Investments	(980)
Futures contracts	(17,594,936)
Change in unrealized appreciation/(depreciation):
Investments	(862)
Futures contracts	1,112,320
Net decrease in net assets resulting from operations	(16,671,153)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	111,229,973
Payments for shares redeemed	(46,718,425)
Transaction fees	15,295
Net increase in net assets derived from capital share transactions	64,526,843

TOTAL INCREASE IN NET ASSETS	47,855,690

NET ASSETS:
Beginning of period	-
End of period	$47,855,690

CHANGES IN SHARES OUTSTANDING:
Shares sold	5,250,000
Shares redeemed	(2,550,000)
Net increase in shares outstanding	2,700,000

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Valkyrie Balance Sheet Opportunities ETF
Statement of Changes in Net Assets (Unaudited)

For the period
December 14, 2021(1)
through
March 31, 2022

INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(832)
Net realized loss from investments	(21,668)
Change in unrealized depreciation on investments	(85,301)
Net decrease in net assets resulting from operations	(107,801)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,160,762
Net increase in net assets derived from capital share transactions	1,160,762

TOTAL INCREASE IN NET ASSETS	1,052,961

NET ASSETS:
Beginning of period	-
End of period	$1,052,961

CHANGES IN SHARES OUTSTANDING:
Shares sold	50,000
Net increase in shares outstanding	50,000

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin Miners ETF
Statement of Changes in Net Assets (Unaudited)

For the period
February 7, 2022(1)
through
March 31, 2022

INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(5,829)
Net realized gain on investments	121,930
Net change in unrealized depreciation on investments	(871,337)
Net decrease in net assets resulting from operations	(755,236)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,402,903
Payments for shares redeemed	(661,353)
Net increase in net assets derived from capital share transactions	7,741,550

TOTAL INCREASE IN NET ASSETS	6,986,314

NET ASSETS:
Beginning of period	-
End of period	$6,986,314

CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000
Shares redeemed	(25,000)
Net increase in shares outstanding	275,000

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin Strategy ETF
Consolidated Financial Highlights
For a share outstanding throughout the period

	For the Period
	October 21, 2021(1)
	through
	March 31, 2022
	(Unaudited)

PER SHARE DATA:
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment loss (2)	(0.08)
Net realized and unrealized loss on investments and futures contracts	(7.20)
Total from investment operations	(7.28)

Net asset value, end of period	$17.72

TOTAL RETURN	-29.10%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$47,856
Ratio of expenses to average net assets	0.95%	(4)
Ratio of net investment loss to average net assets	(0.92)%	(4)
Portfolio turnover rate(5)	0%	(3)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions and derivative instruments.

The accompanying notes are an integral part of these financial statements.

Valkyrie Balance Sheet Opportunities ETF
Financial Highlights
For a share outstanding throughout the period

	For the Period
	December 14, 2021(1)
	through
	March 31, 2022
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.86

Income from investment operations:
Net investment loss (2)	(0.02)
Net realized and unrealized loss on investments	(3.78)
Total from investment operations	(3.80)

Net asset value, end of period	$21.06

TOTAL RETURN	-15.29%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$1,053
Ratio of expenses to average net assets	0.75%	(4)
Ratio of net investment loss to average net assets	(0.55)%	(4)
Portfolio turnover rate(5)	48%	(3)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin Miners ETF
Financial Highlights
For a share outstanding throughout the period

	For the Period
	February 7, 2022(1)
	through
	March 31, 2022
	(Unaudited)

PER SHARE DATA:
Net asset value, beginning of period	$26.18

Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized loss on investments	(0.76)
Total from investment operations	(0.78)

Net asset value, end of period	$25.40

TOTAL RETURN	-2.96%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$6,986
Ratio of expenses to average net assets	0.75%	(4)
Ratio of net investment loss to average net assets	(0.65)%	(4)
Portfolio turnover rate(5)	12%	(3)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

1. ORGANIZATION

Valkyrie ETF Trust II (the “Trust”), a Delaware statutory trust, was organized on December 11, 2020 and is  an open-end management investment company registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended ( the “1940 Act”).  Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codiﬁcation (“ASC”) Topic 946, Financial Services- Investment Companies. The Valkyrie Bitcoin Strategy ETF (“Bitcoin Strategy ETF”), Valkyrie Balance Sheet Opportunities ETF (“Balance Sheet Opportunities ETF”), and Valkyrie Bitcoin Miners ETF (“Bitcoin Miners ETF”) (each, a “Fund” and collectively, the “Funds”) are series within the Trust.  The Funds are non-diversified funds.

The Bitcoin Strategy ETF’s primary investment objective is capital appreciation. The Fund commenced operations on October 21, 2021, and that is the date the initial creation units were established.

The Balance Sheet Opportunities ETF’s primary investment objective is to provide investors with total return. The Fund commenced operations on December 15, 2021, and that is the date the initial creation units were established.

The Bitcoin Miners ETF’s primary investment objective is to provide investors with total return. The Fund commenced operations on February 7, 2022, and that is the date the initial creation units were established.

Shares of the Funds are listed and traded on the Nasdaq Stock Market LLC (“Nasdaq” or the “Exchange”).  Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally for cash for Bitcoin Strategy ETF and principally in-kind for securities for Balance Sheet Opportunities ETF and Bitcoin Miners ETF.  Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with ALPS Distributors, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges $250 for the standard fixed creation fee, payable to the Custodian.  In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 1% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets.  Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

Wholly-owned and Controlled Subsidiaries

In order to achieve its investment objective, the Bitcoin Strategy ETF can invest up to 25% of its total assets (measured at each quarter end) in a wholly-owned subsidiary, Valkyrie Bitcoin Strategy (Cayman) Ltd. (“Bitcoin CFC”) which acts as an investment vehicle in order to enter into certain investments for the Bitcoin Strategy ETF consistent with its investment objective and policies speciﬁed in the Prospectus and Statement of Additional Information.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

At March 31, 2022, investments in the Bitcoin CFC represented 18.22% of the total net assets of the Bitcoin Strategy ETF.

The consolidated ﬁnancial statements of the Bitcoin Strategy ETF include the investment activity and ﬁnancial statements of Bitcoin CFC. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the subsidiary, the Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Fund may also encompass its subsidiary. The subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and Valkyrie Funds LLC (the “Adviser”) is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its respective subsidiary under CFTC and the SEC harmonized regulations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts on securities purchased are accreted over the life of the respective security.  Premiums on securities purchased are amortized to the earliest call date.

Distributions to Shareholders:  Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.  Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually.

Federal Income Taxes: The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.  The Funds plan to file U.S. Federal and state tax returns, as necessary.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. taxing authorities for the prior three fiscal years.

For tax purposes, Bitcoin CFC is an exempted Cayman Islands investment company. Bitcoin CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, proﬁts, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, Bitcoin CFC is a controlled foreign corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and proﬁts, will be included each year in the Fund’s investment company taxable income.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.  The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statement of Operations.  The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Deposits with Broker for Futures Contracts: The Bitcoin Strategy ETF, through its subsidiary, the Bitcoin CFC, may purchase and sell exchange-listed commodity contracts.  Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be signiﬁcantly modiﬁed from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from approximately 5% of the value of the contract being traded.

At March 31, 2022, the Bitcoin Strategy ETF and Bitcoin CFC, collectively, had cash on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, Bitcoin CFC pledged securities collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of securities pledged as collateral.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker are made on a daily basis as the price of the underlying assets ﬂuctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The variation margin on the futures contracts do not settle daily, but rather settle at their respective maturity dates. At period end, the unrealized appreciation and depreciation on futures contracts is shown as receivable for unsettled open futures contracts and payable for unsettled open futures contracts, respectively, on the Fund’s consolidated statement of assets and liabilities. The Fund expects to earn interest income on any margin deposits.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to the Fund’s NAV per share.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

Accounting Pronouncements: In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Management is currently evaluating the potential impact of Rule 18f-4 on the Funds.

In December 2020, the SEC adopted a rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds’ will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

Subsequent Events: In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3. SECURITIES VALUATION

Investment Valuation:  Each Fund calculates its NAV each day the NYSE is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Generally, the Funds’ equity investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Ofﬁcial Closing Price.  Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for speciﬁc securities.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

If a market quotation is not readily available or is deemed not to reflect market value, the Funds will determine the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Funds may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which each Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement: FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2022:

Bitcoin Strategy ETF

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Bills	$-	$18,598,526	$-	$18,598,526
Total Investments	$-	$18,598,526	$-	$18,598,526

Other Financial Instruments*
Futures Contracts
Long	$1,112,320	$-	$-	$1,112,320
Total Other Financial Instruments	$1,112,320	$-	$-	$1,112,320

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation at March 31, 2022.

Balance Sheet Opportunities ETF

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative and Support Services	$229,272	$-	$-	$229,272
Credit Intermediation and Related Activities	104,464	-	-	104,464
Data Processing Hosting and Related Services	36,257	-	-	36,257
Non-Store Retailers	69,653	-	-	69,653
Professional, Scientific, and Technical Services	44,028	-	-	44,028
Publishing Industries (except Internet)	346,680	-	-	346,680
Securities, Commodity Contracts, and Other Financial Investments	103,819	-	-	103,819
Transportation Equipment Manufacturing	118,536	-	-	118,536
Total Common Stocks	1,052,709	-	-	1,052,709
Total Investments	$1,052,709	$-	$-	$1,052,709

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

Bitcoin Miners ETF

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative and Support Services	$981,496	$-	$-	$981,496
Computer and Electronic Product Manufacuring	1,000,956	-	-	1,000,956
Data Processing Hosting and Related Services	788,111	-	-	788,111
Lessors of Non-Financial Intangible Assets	268,068	-	-	268,068
Machinery Manfacturing	199,584	-	-	199,584
Professional, Scientific, and Technical Services	1,413,212	-	-	1,413,212
Specialty Trade Contractors	853,431	-	-	853,431
Support Activities for Mining	1,179,962	-	-	1,179,962
Ulilities	298,153	-	-	298,153
Total Common Stocks	6,982,973	-	-	6,982,973
Total Investments	$6,982,973	$-	$-	$6,982,973

Refer to the Funds’ schedules of investments for a detailed break-out of securities.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

4. DERIVATIVE AND OTHER FINANCIAL INSTRUMENTS

The Bitcoin Strategy ETF has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended March 31, 2022, the Fund utilized derivatives to provide indirect exposure to the bitcoin underlying the futures contracts.

The following table presents the types of derivatives held by the subsidiary, Bitcoin CFC, at March 31, 2022, the primary underlying risk exposure and the location of these instruments as presented on the consolidated statement of assets and liabilities.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

		Asset Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value

Futures contracts	Commodity risk	Unrealized appreciation on futures contracts*	$1,805,647
Futures contracts	Commodity risk	Unrealized depreciation on futures contracts*	(693,327)
*Includes cumulative appreciation and depreciation on futures contracts as reported on the consolidated schedule of investments. Only the current day’s variation margin is presented on the consolidated statement of assets and liabilities.

The effect of derivative instruments on the Bitcoin Strategy ETF’s statement of operations for the period ended March 31, 2022 is as follows:

Consolidated Statement of Operations Location
Commodity Risk Exposure
Net realized loss on futures contracts	$(17,594,936)
Net change in unrealized appreciation on futures contracts	1,112,320

During the period ended March 31, 2022, the average notional value of futures contracts was $51,229,482.

The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the consolidated statement of assets and liabilities.

5. OTHER RELATED PARTY TRANSACTIONS

Valkyrie Funds LLC (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, the Bitcoin Strategy ETF pays the Adviser an annual rate of 0.95% and Balance Sheet Opportunities ETF and Bitcoin Miners ETF each pay the Adviser an annual rate of 0.75% based on the Fund’s respective average daily net assets. Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities.

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Vident Investment Advisory, LLC’s (“Vident” or “the Sub-Adviser”) acts as the Sub-Adviser to the Funds. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Funds and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. Sub-Advisory fees earned by Vident are paid by the Adviser. For the services it provides to the Funds, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Funds to the Adviser.

6. SERVICE, CUSTODY AND DISTRIBUTION AGREEMENTS

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect subsidiary of U.S. Bancorp, serves as the Funds’ fund accountant, administrator and transfer agent pursuant to certain fund accounting, fund administration and transfer agent servicing agreements. U.S. Bank National Association (“USB”), a subsidiary of U.S. Bancorp and parent company of Fund Services, serves as the Funds’ custodian pursuant to a custody agreement. The services provided by Fund Services and USB are paid by the Adviser from the unitary fee received from the Funds. ALPS Distributors, Inc. serves as the Funds’ distributor pursuant to a distribution agreement.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

7. INVESTMENT TRANSACTIONS

For the period ended March 31, 2022, the cost of purchases and proceeds from sales of securities by each Fund, excluding short-term securities, derivative transactions and in-kind transactions, were as follows:

	Purchases	Sales
Bitcoin Strategy ETF	$-	$-
Balance Sheet Opportunities ETF	254,284	251,814
Bitcoin Miners ETF	596,921	590,026

For the period ended March 31, 2022, the cost of purchases and the proceeds of sales from in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Bitcoin Strategy ETF	$-	$-
Balance Sheet Opportunities ETF	1,157,549	-
Bitcoin Miners ETF	8,398,551	673,134

For the period ended March 31, 2022, there were no long-term purchases or sales of U.S. Government Securities in the Funds.

8. INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Funds did not have a full fiscal year, the tax cost of investments is the same as noted in the schedule of investments.

The Funds did not make distributions during the period ended March 31, 2022.

9. PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

Bitcoin Strategy ETF

Bitcoin Investing Risk. The Fund is indirectly exposed to the risks of investing in bitcoin through its investments in bitcoin futures. Bitcoin is a new and highly speculative investment. Refer to the Fund’s prospectus for additional  risks associated with bitcoin.

Market Risk. The prices of bitcoin and bitcoin futures have historically been highly volatile. The value of the Fund’s investments in bitcoin futures and other instruments that provide exposure to bitcoin and bitcoin futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in  the Fund.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Bitcoin Futures Risk. In addition to the risks of futures contracts generally, the market for bitcoin futures contracts has additional unique risks. The market for bitcoin futures may be less developed, less liquid and more volatile than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

Cost of Futures Investment Risk. When a bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a bitcoin futures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.

Investment Strategy Risk. The Fund, through the Subsidiary, invests in bitcoin futures contracts. The Fund does not invest directly in or hold bitcoin. The price of bitcoin futures may differ, sometimes significantly, from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund is likely to perform differently from the spot price of bitcoin.

Liquidity Risk. The market for the bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because bitcoin futures contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in bitcoin futures contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 protections.

Target Exposure and Rebalancing Risks. The Fund will normally seek to maintain notional exposure to bitcoin equal to 100% of the net assets of the Fund. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund will reduce its exposure to bitcoin futures contracts on or about such dates. If the value of bitcoin futures contracts rises during such periods that the Fund has reduced its exposure, the performance of the Fund will be less than it would have been had the Fund maintained is exposure through such period.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The prices of bitcoin and bitcoin futures have historically been highly volatile. The value of the Fund’s investments in bitcoin futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Asset Concentration Risk. Since the Fund may take concentrated positions in certain securities, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable have its orders for bitcoin futures contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of bitcoin and may result in the proportion of bitcoin futures contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

Investment Capacity Risk. If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security  refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of- service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Sub-Adviser and Adviser make for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Leverage Risk. The Fund seeks to achieve and maintain the exposure to the price of bitcoin by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with guidance from the Securities and Exchange Commission (the “SEC”) regarding asset segregation requirements to cover certain leveraged positions.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads  for Shares.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Balance Sheet Opportunities ETF and Bitcoin Miners ETF

Bitcoin Investing Risk. Each Fund is indirectly exposed to the risks of investing in bitcoin through its investments in the portfolio companies. Bitcoin is a new and highly speculative investment. Refer to each Fund’s prospectus for additional  risks associated with bitcoin.

Market Risk. Market risk is the risk that a particular security, or Shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at increased premiums or discounts to their net asset value.

Equity Securities Risk. The value of the Shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

Industry Concentration Risk. The Fund concentrates its investments in the industry or group of industries comprising the information technology sector. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Information Technology Companies Risk. Information technology companies produce and provide hardware, software and information technology systems and services. These companies may be adversely affected by rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also heavily rely on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Blockchain Technology Risk. Blockchain technology is an entirely new and relatively untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Currently, blockchain technology is primarily used for the recording of transactions in digital currency, which are extremely speculative, unregulated and volatile. Problems in digital currency markets could have a wider effect on companies associated with blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered in a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.

Convertible Securities Risk. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer, depending on the terms of the securities) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying equity security or    sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. The market values  of convertible securities tend to decline as interest rates increase. However, a convertible security’s market value also tends to reflect the market price of the equity security of the issuing company, particularly when the price of the equity security is greater than the convertible security’s conversion price (i.e., the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying equity security). Convertible securities are also exposed to the risk that an issuer will be unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions. Convertible debt securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of their potential for capital appreciation. Moreover, there can be no assurance that convertible securities will provide current income prior to conversion because the issuers of the convertible securities may default on their obligations. If the convertible security has a conversion or call feature that allows the issuer to redeem the security before the conversion date, the potential for capital appreciation may be diminished. In the event that convertible securities are not optional but mandatory based upon the price of the underlying common stock, the Fund may be subject to additional exposure to loss of income in situations where it would prefer to hold debt.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.

Non-U.S. Securities Risk. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of non-U.S. companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

Depositary Receipts Risk. Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying non-U.S. securities. Certain countries may limit the ability to convert depositary receipts into the underlying non-U.S. securities and vice versa, which may cause the securities of the non-U.S. company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Emerging Markets Risk. Investments in securities issued by governments and companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. This is due to, among other things, the potential for greater market volatility, lower trading volume, a lack of liquidity, potential for market manipulation, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed market countries. Moreover, emerging market countries often have less uniformity in accounting and reporting requirements, unsettled securities laws, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging market countries often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. and other developed market countries. In addition, significant delays may occur in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities. Investing in emerging market countries involves a higher risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested by certain emerging market countries. Enforcing legal rights may be made difficult, costly and slow in emerging markets as there may be additional problems enforcing claims against non-U.S. governments. As such, the rights and remedies associated with emerging market investment securities may be different than those available for investments in more developed markets. For example, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. In addition, due to the differences in regulatory, accounting, audit and financial recordkeeping standards, including financial disclosures, less information about emerging market companies is publicly available and information that is available may be unreliable or outdated.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, the value of dividends and interest earned from such securities and gains and losses realized on the sale of such securities. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits     on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. Changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to other currencies may cause the value of the Fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing    a decline in value or liquidity in the Fund’s non-U.S. holdings whose value is tied to the affected non-U.S. currency. Additionally, the prices non-U.S. securities that are traded in U.S. dollars are often indirectly influenced by current fluctuations.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Asset Concentration Risk. Since the Fund may take concentrated positions in certain securities, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security  refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.

Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of- service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The market price of the Fund’s  Shares will generally fluctuate in accordance with changes in the Fund’s  net asset value as well as the relative supply of and demand for Shares on the Exchange. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS
March 31, 2022 (Unaudited)

Smaller Companies Risk. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC, and income generated from pooled investment vehicles could also cause the Fund to fail to qualify for treatment as a RIC under the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Volatility Risk. Volatility is the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. The Fund may invest in securities that exhibit more volatility than the market as a whole. Such exposures could cause the Fund’s net asset value to experience significant increases or declines in value over short periods of time.

Valkyrie ETF TRUST II
NOTICE TO SHAREHOLDERS
March 31, 2022 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-617-0004 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-800-617-0004. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ Form N-PORT is available on the SEC website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available by calling 1-800-617-0004.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.valkyrie-funds.com.

Valkyrie Bitcoin Strategy ETF

The Board of Trustees of Valkyrie ETF Trust II (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with Valkyrie Funds LLC (the “Advisor”), on behalf of Valkyrie Bitcoin Strategy ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vident Investment Advisory, LLC (the “Sub-Advisor”), at a meeting held on October 15, 2021.  The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  To assist the Board in its evaluation of the Agreements for the Fund, the Advisor and the Sub-Advisor provided materials and information that, among other things, outlined:  the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) assembled by FUSE Research Network, LLC (“FUSE”), an independent source; the proposed sub-advisory fee rate; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor and Sub-Advisor; any other potential benefits to the Advisor and the Sub-Advisor from their relationships with the Fund; and information on the Advisor’s and the Sub-Advisor’s compliance programs.  The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor.  The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements.  With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services.  The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure.  In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions.  With respect to the Sub-Advisory Agreement, the Board considered the services that the Sub-Advisor will provide to the Fund and noted the background and experience of the Sub-Advisor’s portfolio management team.  Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.  In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the Advisory Agreement for the services to be provided.  The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.95% of its average daily net assets.  The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee.  The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.  The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group.  Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.  Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total net expense ratio of the peer funds in the Expense Group.  With respect to the Expense Group, the Board discussed with representatives of FUSE how the Expense Group was assembled and how the Fund compared and differed from the peer funds.  The Board took this information into account in considering the peer data.  The Board also reviewed the Fund’s unitary fee rate as compared to fees charged by other pooled vehicles with Bitcoin strategies based on information prepared by FUSE.  In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund’s assets grow.  The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund.  The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement.  The Board considered the Advisor’s estimate of the revenues it would generate from managing the Fund at various asset levels.  The Board noted the inherent limitations in the analysis and concluded that, based upon the information provided, any profits that may be realized by the Adviser in connection with the management of the Fund were not expected to be unreasonable.  The Board reviewed financial information provided by the Sub-Advisor and estimated profitability information at various asset levels, which was not expected to be unreasonable.  The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee and its understanding that the sub-advisory fee rate was the product of an arm’s length negotiation.  In addition, the Board considered other potential benefits described by the Advisor that may be realized from its relationship with the Fund, including that the Advisor may see a reputational enhancement from launching a new product in a highly publicized fashion and area of the market.  The Board also considered other potential benefits to the Sub-Advisor that may be realized from its relationship with the Fund, including potential reputational benefits from publicity resulting from sub-advising the Fund.  The Board concluded that the character and amount of other potential benefits to the Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund.  No single factor was determinative in the Board’s analysis.

Valkyrie Balance Sheet Opportunities ETF
(formerly Valkyrie U.S. Innovative Balance Sheet ETF)

The Board of Trustees of Valkyrie ETF Trust II (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with Valkyrie Funds LLC (the “Advisor”), on behalf of Valkyrie Balance Sheet Opportunities ETF (formerly Valkyrie U.S. Innovative Balance Sheet ETF) (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vident Investment Advisory, LLC (the “Sub-Advisor”), at a meeting held on November 30, 2021.  The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  To assist the Board in its evaluation of the Agreements for the Fund, the Advisor and the Sub-Advisor provided materials and information that, among other things, outlined:  the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) assembled by FUSE Research Network, LLC, an independent source; the proposed sub-advisory fee rate; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any other potential benefits to the Advisor and the Sub-Advisor from their relationships with the Fund; and information on the Advisor’s and the Sub-Advisor’s compliance programs.  The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor.  The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements.  With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services.  The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure.  In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions.  With respect to the Sub-Advisory Agreement, the Board considered the services that the Sub-Advisor will provide to the Fund and noted the background and experience of the Sub-Advisor’s portfolio management team.  Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.  In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the Advisory Agreement for the services to be provided.  The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.75% of its average daily net assets.  The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee.  The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.  The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group.  Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.  Based on the information provided, the Board noted that the unitary fee rate for the Fund was below the median total net expense ratio of the peer funds in the Expense Group.  In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund’s assets grow.  The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund.  The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement.  The Board considered the Advisor’s estimate of the revenues it would generate from managing the Fund at various asset levels.  The Board noted the inherent limitations in the analysis and concluded that, based upon the information provided, any profits that may be realized by the Adviser in connection with the management of the Fund were not expected to be unreasonable.  The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor.  The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee and its understanding that the sub-advisory fee rate was the product of an arm’s length negotiation.  In addition, the Board considered that the Advisor did not identify any other potential benefits that may be realized by the Advisor from its relationship with the Fund other than positive public relations for the Advisor if the Fund is successful.  The Board also considered other potential benefits to the Sub-Advisor that may be realized from its relationship with the Fund.  The Board concluded that the character and amount of other potential benefits to the Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund.  No single factor was determinative in the Board’s analysis.

Valkyrie Bitcoin Miners ETF

The Board of Trustees of Valkyrie ETF Trust II (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with Valkyrie Funds LLC (the “Advisor”), on behalf of Valkyrie Bitcoin Miners ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vident Investment Advisory, LLC (the “Sub-Advisor”), at a meeting held on January 4, 2022.  The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  To assist the Board in its evaluation of the Agreements for the Fund, the Advisor and the Sub-Advisor provided materials and information that, among other things, outlined:  the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) assembled by FUSE Research Network, LLC, an independent source; the proposed sub-advisory fee rate; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any other potential benefits to the Advisor and the Sub-Advisor from their relationships with the Fund; and information on the Advisor’s and the Sub-Advisor’s compliance programs.  The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor.  The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements.  With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services.  The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure.  In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions.  With respect to the Sub-Advisory Agreement, the Board considered the services that the Sub-Advisor will provide to the Fund and noted the background and experience of the Sub-Advisor’s portfolio management team.  Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.  In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the Advisory Agreement for the services to be provided.  The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.75% of its average daily net assets.  The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee.  The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.  The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group.  Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.  Based on the information provided, the Board noted that the unitary fee rate for the Fund was below the median total net expense ratio of the peer funds in the Expense Group.  In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund’s assets grow.  The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund.  The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement.  The Board considered the Advisor’s estimate of the revenues it would generate from managing the Fund at various asset levels.  The Board noted the inherent limitations in the analysis and concluded that, based upon the information provided, any profits that may be realized by the Adviser in connection with the management of the Fund were not expected to be unreasonable.  The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor.  The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee and its understanding that the sub-advisory fee rate was the product of an arm’s length negotiation.  In addition, the Board considered that the Advisor did not identify any other potential benefits that may be realized by the Advisor from its relationship with the Fund other than positive public relations for the Advisor if the Fund is successful.  The Board also considered other potential benefits to the Sub-Advisor that may be realized from its relationship with the Fund.  The Board concluded that the character and amount of other potential benefits to the Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund.  No single factor was determinative in the Board’s analysis.

Investment Adviser
Valkyrie Funds LLC
320 Seven Springs Way, Suite 250
Nashville, TN 37027

Investment Sub-Adviser
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009

Custodian
U.S. Bank N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Fund Accountant, Fund Administrator and Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.
To obtain a free prospectus, please call 1-800-617-0004

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Chief Financial Officer/Chief Accounting Officer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Valkyrie ETF Trust II

By (Signature and Title) /s/  Nick Bonos
Nick Bonos, President/Chief Executive Officer/Principal Executive Officer

Date           6/3/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/  Nick Bonos
Nick Bonos, President/Chief Executive Officer/Principal Executive Officer

Date           6/3/22

By (Signature and Title) /s/ Benjamin Gaffey
Benjamin Gaffey, Treasurer/Chief Financial Officer/Chief Accounting Officer/
Principal Accounting Officer

Date           6/3/22